JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
December 3, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the JPMorgan Preferred and Income Securities Fund (the “Fund”)
File No. 333-208312
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 122 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 123 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the JPMorgan Preferred and Income Securities Fund as a new series under the Trust. The Fund seeks to provide a high level of current income and total return.
Please contact the undersigned at 614-213-4042 if you have any questions
Very truly yours,
/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary